Item 1. Report to Shareholders

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Growth Stock shares

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $  18.58   $  24.18   $  27.20   $  33.27   $  32.07   $  28.99

Investment activities

  Net investment
  income (loss)    0.03       0.05       0.09       0.07       0.11       0.22

  Net realized and
  unrealized
  gain (loss)      2.66      (5.61)     (2.76)      0.21       6.61       7.38

  Total from
  investment
  activities       2.69      (5.56)     (2.67)      0.28       6.72       7.60

Distributions

  Net investment
  income           --        (0.04)     (0.08)     (0.07)     (0.10)     (0.25)

  Net realized
  gain             --         --        (0.27)     (6.28)     (5.42)     (4.27)

  Total
  distributions    --        (0.04)     (0.35)     (6.35)     (5.52)     (4.52)

NET ASSET VALUE

End of
period         $  21.27   $  18.58   $  24.18   $  27.20   $  33.27   $  32.07
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^     14.48%    (23.00)%    (9.79)%     0.27%     22.15%     27.41%

Ratio of total
expenses to
average net
assets             0.78%!      0.77%      0.77%     0.73%      0.74       0.74%

Ratio of net
investment
income (loss)
to average
net assets         0.32%!      0.23%      0.34%     0.20%      0.31%      0.67%

Portfolio
turnover
rate               37.8%!      46.9%      64.1%     74.3%      55.8%      54.8%

Net assets,
end of period
(in millions)  $  4,512   $  3,728   $  4,685   $  5,428   $  5,672   $  5,041

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Growth Stock-Advisor Class shares

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

NET ASSET VALUE

Beginning of period                        $         18.54      $       24.18

Investment activities

  Net investment income                               0.04               0.01*

  Net realized and
  unrealized gain (loss)                              2.62              (5.61)

Total from investment activities                      2.66              (5.60)

Distributions

  Net investment income                               --                (0.04)

NET ASSET VALUE

End of period                              $         21.20      $       18.54
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                        14.35%            (23.16)%*

Ratio of total expenses to
average net assets                                    0.93%!             1.10%*

Ratio of net investment
income (loss) to average
net assets                                            0.23%!             0.00%*

Portfolio turnover rate                               37.8%!             46.9%

Net assets, end of period
(in thousands)                             $        23,249      $         541

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 12/31/03.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Growth Stock-R Class shares

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                   6/30/03             12/31/02

NET ASSET VALUE

Beginning of period                       $         18.56      $        17.20

Investment activities

  Net investment income                              0.04               (0.01)

  Net realized and
  unrealized gain (loss)                             2.59                1.41**

Total from investment activities                     2.63                1.40

Distributions

  Net investment income                              -                  (0.04)

NET ASSET VALUE

End of period                             $         21.19       $       18.56
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                       14.17%               8.14%

Ratio of total expenses to
average net assets                                   1.25%!              1.26%!

Ratio of net investment
income (loss) to average
net assets                                          (0.01)%!            (0.17)%!

Portfolio turnover rate                              37.8%!              46.9%

Net assets, end of period
(in thousands)                            $           850      $          108

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  96.7%

CONSUMER DISCRETIONARY  19.0%

Automobiles  0.5%

Harley-Davidson                                    608,400      $        24,251

                                                                         24,251

Hotels, Restaurants & Leisure  2.3%

Carnival                                         1,000,000               32,510

Compass (GBP)                                    4,965,000               26,815

MGM Mirage *                                       506,873               17,325

Starbucks *                                      1,100,000               26,972

                                                                        103,622

Media  10.3%

AOL Time Warner *                                2,270,000               36,524

Clear Channel Communications *                   1,820,000               77,150

Comcast, Class A, Special *                      1,990,000               57,372

Disney                                           1,000,000               19,750

Echostar Communications, Class A *               1,525,000               52,795

Liberty Media, Class A *                         4,722,400               54,591

Omnicom                                            375,000               26,887

Scripps, Class A                                   250,000               22,180

Univision Communications, Class A *              1,809,300               55,003

Viacom, Class B *                                1,530,524               66,823

                                                                        469,075

Multiline Retail  2.7%

Kohl's *                                           565,000               29,030

Target                                           2,498,900               94,558

                                                                        123,588

Specialty Retail  2.8%

Best Buy *                                         730,000               32,062

Home Depot                                       1,970,000               65,246

Inditex (EUR)                                    1,130,000               28,465

                                                                        125,773

Textiles, Apparel, & Luxury Goods  0.4%

Hermes (EUR)                                       128,000               18,066

                                                                         18,066

Total Consumer Discretionary                                            864,375

CONSUMER STAPLES  7.3%

Beverages  1.7%

Ambev (BRL)                                     51,000,000      $        10,344

Coca-Cola                                        1,000,000               46,410

PepsiCo                                            435,000               19,358

                                                                         76,112

Food & Staples Retailing  3.2%

Sysco                                              963,000               28,929

Wal-Mart                                         1,050,000               56,353

Wal-Mart de Mexico (MXN)                         3,925,000               11,573

Wal-Mart de Mexico ADR                             590,000               17,442

Walgreen                                         1,085,000               32,658

                                                                        146,955


Food Products  1.3%

General Mills                                      770,000               36,506

Unilever (GBP)                                   2,987,000               23,822

                                                                         60,328


Tobacco  1.1%

Altria Group                                     1,094,800               49,748

                                                                         49,748

Total Consumer Staples                                                  333,143


ENERGY  4.0%

Energy Equipment & Services  2.2%

Baker Hughes                                     1,485,000               49,852

Schlumberger                                     1,000,000               47,570

                                                                         97,422

Oil & Gas  1.8%

ChevronTexaco                                      565,000               40,793

Exxon Mobil                                      1,181,374               42,423

                                                                         83,216

Total Energy                                                            180,638


FINANCIALS  19.5%

Capital Markets  5.3%

Charles Schwab                                   1,963,400               19,811

Mellon Financial                                 1,625,000               45,094

Merrill Lynch                                    1,260,000      $        58,817

Morgan Stanley                                     450,000               19,237

Northern Trust                                   1,050,000               43,879

State Street                                     1,384,000               54,530

                                                                        241,368


Commercial Banks  1.5%

U.S. Bancorp                                     2,100,000               51,450

Wells Fargo                                        350,000               17,640

                                                                         69,090


Consumer Finance  0.7%

SLM Corporation                                    840,000               32,903

                                                                         32,903

Diversified Financial Services  4.0%

Citigroup                                        4,210,000              180,188

                                                                        180,188


Insurance  5.7%

ACE Limited                                        900,000               30,861

American International Group                     1,520,000               83,874

Hartford Financial Services Group                  796,100               40,092

Marsh & McLennan                                   835,000               42,643

Travelers Property Casualty, Class A             2,390,000               38,001

XL Capital, Class A                                275,100               22,833

                                                                        258,304


Thrifts & Mortgage Finance  2.3%

Fannie Mae                                         850,400               57,351

Freddie Mac                                        875,000               44,423

                                                                        101,774

Total Financials                                                        883,627


HEALTH CARE  17.5%

Biotechnology  2.4%

Amgen *                                            785,000               52,155

Gilead Sciences *                                  520,000               28,902

MedImmune *                                        708,900               25,783

                                                                        106,840

Health Care Equipment & Supplies  0.8%

Baxter International                               600,000      $        15,600

Biomet                                             725,000               20,778

                                                                         36,378

Health Care Providers & Services  5.6%

Cardinal Health                                    449,300               28,890

HCA                                                779,600               24,978

UnitedHealth Group                               2,748,800              138,127

Wellpoint Health Networks *                        755,000               63,647

                                                                        255,642

Pharmaceuticals  8.7%

Abbott Laboratories                                950,000               41,572

Biovail *                                          799,100               37,606

Forest Labs *                                      343,800               18,823

Johnson & Johnson                                1,230,000               63,591

Pfizer                                           4,713,000              160,949

Sanofi-Synthelabo (EUR)                            560,000               32,851

Wyeth                                              850,000               38,717

                                                                        394,109

Total Health Care                                                       792,969


INDUSTRIALS & BUSINESS SERVICES  6.7%

Air Freight & Logistics  0.3%

UPS, Class B                                       220,000               14,014

                                                                         14,014

Commercial Services & Supplies  2.3%

Apollo Group, Class A *                            830,000               51,261

Cendant *                                        2,300,000               42,136

Securitas, Series B (SEK)                        1,265,000               12,974

                                                                        106,371

Industrial Conglomerates  3.1%

GE                                               2,620,000               75,142

Tyco International                               3,328,100               63,167

                                                                        138,309

Machinery  1.0%

Danaher                                            570,000               38,788

Deere                                              160,000                7,312

                                                                         46,100

Total Industrials & Business Services                                   304,794

INFORMATION TECHNOLOGY  16.9%

Communications Equipment  1.8%

Cisco Systems *                                  3,800,000      $        63,422

Nokia ADR                                          350,000                5,751

QUALCOMM                                           355,000               12,691

                                                                         81,864


Computer & Peripherals  1.0%

Dell Computer *!!                                1,450,000               46,342

                                                                         46,342

Internet Software & Services  1.7%

InterActiveCorp *                                  985,000               38,977

Yahoo! *                                         1,170,000               38,329

                                                                         77,306

IT Services  6.5%

Accenture, Class A *                             1,900,000               34,371

Affiliated Computer Services, Class A *          1,373,400               62,805

First Data                                       2,895,000              119,969

Fiserv *                                         1,285,000               45,759

Paychex                                            304,200                8,916

SunGard Data Systems *                             900,000               23,319

                                                                        295,139

Semiconductor & Semiconductor Equipment  2.0%

Analog Devices *!!                                 700,000               24,374

Applied Materials *                              2,100,000               33,306

Maxim Integrated Products                          438,400               14,989

Samsung Electronics (KRW)                           59,000               17,534

                                                                         90,203


Software  3.9%

Adobe Systems                                      546,100               17,514

Intuit *                                           655,000               29,167

Microsoft                                        5,000,000              128,050

                                                                        174,731

Total Information Technology                                            765,585


TELECOMMUNICATION SERVICES  3.2%

Wireless Telecommunication Services  3.2%

China Mobile (Hong Kong) (HKD)                         100                    0

Nextel Communications, Class A *                 2,395,300               43,307

NTT DoCoMo (JPY)                                     5,280      $        11,454

Vodafone (GBP)                                  33,705,000               66,018

Vodafone ADR                                     1,190,300               23,389

Total Telecommunication Services                                        144,168

Total Miscellaneous Common Stocks 2.6%                                  115,994

Total Common Stocks (Cost $3,476,729)                                 4,385,293


Options Written  0.0%

Analog Devices

  1,000 Contracts (for 100 shares each)

  Call, 9/20/03 @ $35.00 *                        (100,000)                (297)

  1,000 Contracts (for 100 shares each)

  Call, 9/20/03 @ $40.00 *                        (100,000)                (113)

Dell Computer,  1,000 Contracts
(for 100 shares each)

  Call, 8/16/03 @ $35.00 *                        (100,000)                 (25)

Total Options Written (Cost $(582))                                        (435)


Short-Term Investments  3.8%

Money Market Funds  3.8%

T. Rowe Price Reserve Investment
Fund, 1.16% #                                  172,967,873              172,968

Total Short-Term Investments (Cost $172,968)                            172,968

Total Investments in Securities

100.5% of Net Assets (Cost $3,649,115)                     $          4,557,826

Other Assets Less Liabilities                                           (21,699)

NET ASSETS                                                 $          4,536,127
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              6,959

Undistributed net realized gain (loss)                                 (715,938)

Net unrealized gain (loss)                                              908,713

Paid-in-capital applicable to 213,302,700 shares
of $1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         4,336,393

NET ASSETS                                                 $          4,536,127
                                                           --------------------

NET ASSET VALUE PER SHARE

Growth Stock shares
($4,512,027,196/212,165,849 shares outstanding)            $              21.27
                                                           --------------------

Growth Stock-Advisor Class shares
($23,249,110/1,096,735 shares outstanding)                 $              21.20
                                                           --------------------

Growth Stock-R Class shares
($850,224/40,116 shares outstanding)                       $              21.19
                                                           --------------------

#    Seven-day yield

*    Non-income producing

!! All or a portion of this security is pledged to cover written call options at June 30, 2003.

ADR  American Depository Receipts

BRL  Brazilian real

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

JPY  Japanese yen

KRW  South Korean won

MXN  Mexican peso

SEK  Swedish krona

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $             20,961

  Income distributions from mutual funds                                    713

  Securities lending                                                          9

  Total income                                                           21,683

Expenses

  Investment management                                                  11,257

  Shareholder servicing

    Growth Stock shares                                                   3,827

    Growth Stock-Advisor Class shares                                         2

  Custody and accounting                                                    169

  Prospectus and shareholder reports

    Growth Stock shares                                                      68

    Growth Stock-Advisor Class shares                                         1

  Registration                                                               49

  Directors                                                                  13

  Legal and audit                                                            11

  Distribution

    Growth Stock-Advisor Class shares                                        10

    Growth Stock-R Class shares                                               1

  Total expenses                                                         15,408

  Expenses paid indirectly                                                  (83)

  Net expenses                                                           15,325

Net investment income (loss)                                              6,358

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                               $            (56,804)

  Foreign currency transactions                                             (41)

  Net realized gain (loss)                                              (56,845)

Change in net unrealized gain (loss)

  Securities                                                            609,472

  Written options                                                           147

  Other assets and liabilities
  denominated in foreign currencies                                         (25)

  Change in net unrealized gain (loss)                                  609,594

Net realized and unrealized gain (loss)                                 552,749

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            559,107
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/03           12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         6,358      $         9,393

  Net realized gain (loss)                         (56,845)            (306,968)

  Change in net unrealized gain (loss)             609,594             (803,751)

  Increase (decrease) in net assets
  from operations                                  559,107           (1,101,326)

Distributions to shareholders

  Net investment income

    Growth Stock shares                               --                 (8,028)

    Growth Stock-Advisor Class shares                 --                     (1)

  Decrease in net assets from distributions           --                 (8,029)

Capital share transactions *

  Shares sold

    Growth Stock shares                            516,518              849,856

    Growth Stock-Advisor Class shares               21,601                  570

    Growth Stock-R Class shares                        702                  100

  Distributions reinvested

    Growth Stock shares                               --                  7,525

    Growth Stock-Advisor Class shares                 --                      1

  Shares redeemed

    Growth Stock shares                           (290,193)            (704,362)

    Growth Stock-Advisor Class shares                 (659)                 (91)

    Growth Stock-R Class shares                        (29)                --

  Increase (decrease) in net assets from
  capital share transactions                       247,940              153,599

Net Assets

Increase (decrease) during period                  807,047             (955,756)

Beginning of period                              3,729,080            4,684,836

End of period                              $     4,536,127      $     3,729,080
                                           ---------------      ---------------

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/03            12/31/02

*Share information

  Shares sold

    Growth Stock shares                             26,760               41,228

    Growth Stock-Advisor Class shares                1,101                   30

    Growth Stock-R Class shares                         35                    6

  Distributions reinvested

    Growth Stock shares                               --                    399

  Shares redeemed

    Growth Stock shares                            (15,216)             (34,752)

    Growth Stock-Advisor Class shares                  (33)                  (5)

    Growth Stock-R Class shares                         (1)                --

  Increase (decrease) in shares outstanding         12,646                6,906


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies. The fund has three classes of shares: Growth Stock Fund (Growth Stock Class), offered since April 11, 1950, Growth Stock Fund-Advisor Class (Advisor Class), offered since December 31, 2001, and Growth Stock Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $82,000 and $1,000, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended June 30, 2003, were as follows:

                                                 Number of
                                                 Contracts            Premiums

 Outstanding at beginning of period                  --        $           --

 Written                                            3,000              582,000

 Outstanding at end of period                       3,000      $       582,000
                                                    -----      ---------------

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $934,241,000 and $731,707,000, respectively, for the six months ended June 30, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $70,328,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $588,765,000 of unused capital loss carryforwards, of which $352,727,000 expire in 2009, and $236,038,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $3,649,115,000. Net unrealized gain aggregated $908,713,000 at period-end, of which $1,018,458,000 related to appreciated investments and $109,745,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,124,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2003 for the Advisor Class and through April 30, 2004 for the R Class, that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.10% for the Advisor Class, and 1.35% for the R Class. Thereafter, through December 31, 2005 for the Advisor Class and through April 30, 2006 for the R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.10% for the Advisor Class, and 1.35% for the R Class. Pursuant to this agreement, $1,000 of Advisor Class expenses were reimbursed to the manager during the six months ended
June 30, 2003. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Growth Stock class and R Class. Expenses incurred pursuant to these service agreements totaled $2,906,000 for the six months ended June 30, 2003, of which $508,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Growth Stock class was allocated $246,000 of Spectrum Funds' expenses and $44,000 of Retirement Funds' expenses under these agreements. Of these amounts, $202,000 related to services provided by Price and $148,000 was payable at period-end. At June 30, 2003, approximately 4.8% of the outstanding shares of the Growth Stock class were held by the Spectrum Funds and 0.8% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $713,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003